Subsequent Event Disclosure (Details) - USD ($)	4 Months Ended	12 Months Ended
	May 06, 2019	Dec. 31, 2018
Loans receivable, payments received	$ 198,026
Equity investment		$ 256,560
Kbridge Resources Development
Common shares purchased in Equity investment	38,000	56,000
Equity investment	$ 2,320	$ 256,560
Ownership percentage	47.96%	28.57%